Acquisition of Lucid (Details 1)	Dec. 31, 2023 USD ($)
Acquisition of Lucid
Cash and cash equivalents	$ 768,964
Other receivables	271,564
Prepaid expenses and deposits	167,776
Intangible assets	6,186,251
Trade and other payables	103,824
Consideration transferred, acquisition-date fair value	$ 7,290,731